Summary of Significant Accounting Policies (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 04, 2020	Mar. 19, 2021	Jul. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Stock split, description			The Company completed a 4,750-for-1 forward stock split of its outstanding common stock. As a result of this stock split, the Company’s issued and outstanding common stock increased from 1,000 to 4,750,000 shares. Accordingly, all share and per share information has been restated to retroactively show the effect of this stock split.
Income tax positions, description				The largest amount of tax positions that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authorities assuming full knowledge of the position and all relevant facts.
Options to purchase common stock				555,000
Incurred operating losses				$ 14,400,000
Cash flows from operations				5,400,000
Negative working capital				$ 17,500,000
Intangible assets estimated useful lives				5 years	5 years
Warrants to purchase shares				55,560	250,000
Restricted cash and cash equivalents, description				Restricted cash includes $3,298,529 pledged to secure a note, $100,000 to secure a vendor letter of credit and $5,578,658 withheld by credit card processors as security for the Company’s customer refund claims and credit card chargebacks.
Accrual sales tax liability				$ 5,804,100	$ 2,910,200
Potential sales tax liability				$ 11,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Textual)
Initial public offering, description	The Company completed an initial public offering of its common stock, pursuant to which the Company sold 1,111,200 shares of its common stock, at a purchase price of $9.00 per share, for total gross proceeds of $10,000,800 (the “IPO”). After deducting the underwriting commission and offering expenses, the Company received net proceeds of $8,602,166. The Company used a portion of the proceeds from the IPO to pay off certain debt as described below.
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Net proceeds		$ 4,590,000
Interest rate		10.00%